Report Of The Directors Financial Review Risk Report - Management judgemental adjustments to ECL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Allowance for ECL
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 1,300
Allowance for ECL | Low-risk counterparties (banks, sovereigns and government entities)
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(700)
Allowance for ECL | Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	500
Allowance for ECL | Retail lending PD adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(800)
Allowance for ECL | Retail model default suppression adjustment
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1,900
Allowance for ECL | Other retail lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	400
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1,500	$ 131
Allowance for ECL | Retail | Retail lending PD adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(800)
Allowance for ECL | Retail | Retail model default suppression adjustment
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1,900
Allowance for ECL | Retail | Other retail lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	400
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(200)	$ 75
Allowance for ECL | Wholesale | Low-risk counterparties (banks, sovereigns and government entities)
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(700)
Allowance for ECL | Wholesale | Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 500